Acquisition	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition
Acquisitions

Acquisition of Hardin Street Marine LLC

The Partnership retrospectively adjusted the financial results for all periods to include HSM as required for transactions amongst entities under common control. The following table presents the Partnership’s previously reported Consolidated Statement of Income for the years ended December 31, 2015, 2014 and 2013 retrospectively adjusted for the acquisition of HSM:

	2015
(In millions, except per unit data)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$130	$—	$130
Service revenue - related parties	465	128	593
Rental income	20	—	20
Rental income - related parties	16	85	101
Product sales	36	—	36
Product sales - related parties	1	—	1
Other income	8	1	9
Other income - related parties	27	44	71
Total revenues and other income	703	258	961
Costs and expenses:
Cost of revenues (excludes items below)	167	58	225
Purchased product costs	20	—	20
Rental cost of sales	5	—	5
Purchases - related parties	102	64	166
Depreciation and amortization	89	27	116
General and administrative expenses	104	14	118
Other taxes	10	3	13
Total costs and expenses	497	166	663
Income from operations	206	92	298
Interest expense (net of amounts capitalized of $5 million)	35	—	35
Other financial costs	13	—	13
Income before income taxes	158	92	250
Provision for income taxes	1	—	1
Net income	157	92	249
Less: Net income attributable to noncontrolling interests	1	—	1
Net income attributable to Predecessor	—	92	92
Net income attributable to MPLX LP	156	—	156
Less: General partner’s interest in net income attributable to MPLX LP	57	—	57
Limited partners’ interest in net income attributable to MPLX LP	$99	$—	$99

	2014
(In millions, except per unit data)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$69	$1	$70
Service revenue - related parties	436	226	662
Rental income - related parties	15	—	15
Other income	5	1	6
Other income - related parties	23	17	40
Total revenues and other income	548	245	793
Costs and expenses:
Cost of revenues (excludes items below)	144	84	228
Rental cost of sales	1	—	1
Purchases - related parties	98	55	153
Depreciation and amortization	50	25	75
General and administrative expenses	65	16	81
Other taxes	7	3	10
Total costs and expenses	365	183	548
Income from operations	183	62	245
Interest expense (net of amounts capitalized of $1 million)	4	—	4
Other financial costs	1	—	1
Income before income taxes	178	62	240
Provision for income taxes	—	1	1
Net income	178	61	239
Less: Net income attributable to noncontrolling interests	57	—	57
Net income attributable to Predecessor	—	61	61
Net income attributable to MPLX LP	121	—	121
Less: General partner’s interest in net income attributable to MPLX LP	6	—	6
Limited partners’ interest in net income attributable to MPLX LP	$115	$—	$115

	2013
(In millions, except per unit data)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$79	$—	$79
Service revenue - related parties	369	217	586
Rental income - related parties	15	—	15
Other income	4	1	5
Other income - related parties	19	9	28
Total revenues and other income	486	227	713
Costs and expenses:
Cost of revenues (excludes items below)	135	65	200
Rental cost of sales	1	—	1
Purchases - related parties	95	56	151
Depreciation and amortization	49	21	70
General and administrative expenses	53	16	69
Other taxes	6	3	9
Total costs and expenses	339	161	500
Income from operations	147	66	213
Other financial costs	1	—	1
Income before income taxes	146	66	212
Provision for income taxes	—	1	1
Net income	146	65	211
Less: Net income attributable to noncontrolling interests	68	—	68
Net income attributable to Predecessor	—	65	65
Net income attributable to MPLX LP	78	—	78
Less: General partner’s interest in net income attributable to MPLX LP	2	—	2
Limited partners’ interest in net income attributable to MPLX LP	$76	$—	$76

The following table presents the Partnership’s previously reported Consolidated Balance Sheet as of December 31, 2015 and 2014 retrospectively adjusted for the acquisition of HSM:

	December 31, 2015
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$43	$—	$43
Receivables, net	244	1	245
Receivables - related parties	88	99	187
Inventories	49	2	51
Other current assets	50	—	50
Total current assets	474	102	576
Equity method investments	2,458	—	2,458
Property, plant and equipment, net	9,683	314	9,997
Intangibles, net	466	—	466
Goodwill	2,559	11	2,570
Long-term receivables - related parties	25	—	25
Other noncurrent assets	12	—	12
Total assets	$15,677	$427	$16,104
Liabilities
Current liabilities:
Accounts payable	$89	$2	$91
Accrued liabilities	186	1	187
Payables - related parties	47	7	54
Deferred revenue - related parties	32	—	32
Accrued property, plant and equipment	166	2	168
Accrued taxes	26	1	27
Accrued interest payable	54	—	54
Other current liabilities	12	—	12
Total current liabilities	612	13	625
Long-term deferred revenue	4	—	4
Long-term deferred revenue - related parties	9	—	9
Long-term debt	5,255	—	5,255
Deferred income taxes	377	1	378
Deferred credits and other liabilities	166	—	166
Total liabilities	6,423	14	6,437
Equity
Common unitholders - public	7,691	—	7,691
Class B unitholders	266	—	266
Common unitholder - MPC	465	—	465
General partner - MPC	819	—	819
Equity of Predecessor	—	413	413
Total MPLX LP partners’ capital	9,241	413	9,654
Noncontrolling interest	13	—	13
Total equity	9,254	413	9,667
Total liabilities and equity	$15,677	$427	$16,104

	December 31, 2014
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$27	$—	$27
Receivables, net	10	—	10
Receivables - related parties	41	—	41
Inventories	12	3	15
Other current assets	7	—	7
Total current assets	97	3	100
Property, plant and equipment, net	1,008	316	1,324
Goodwill	105	11	116
Other noncurrent assets	4	—	4
Total assets	$1,214	$330	$1,544
Liabilities
Current liabilities:
Accounts payable	$14	$3	$17
Accrued liabilities	11	3	14
Payables - related parties	20	—	20
Deferred revenue - related parties	31	—	31
Accrued property, plant and equipment	17	—	17
Accrued taxes	5	1	6
Accrued interest payable	1	—	1
Other current liabilities	2	—	2
Total current liabilities	101	7	108
Long-term deferred revenue - related parties	4	—	4
Long-term debt	644	—	644
Deferred income taxes	—	2	2
Deferred credits and other liabilities	2	—	2
Total liabilities	751	9	760
Equity
Common unitholders - public	639	—	639
Common unitholder - MPC	261	—	261
Subordinated unitholder - MPC	217	—	217
General partner - MPC	(660)	—	(660)
Equity of Predecessor	—	321	321
Total MPLX LP partners’ capital	457	321	778
Noncontrolling interest	6	—	6
Total equity	463	321	784
Total liabilities and equity	$1,214	$330	$1,544

The following table presents the Partnership’s previously reported Consolidated Statement of Cash Flows for the years ended December 31, 2015, 2014 and 2013 retrospectively adjusted for the acquisition of HSM.

	2015
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$157	$92	$249
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	89	27	116
Deferred income taxes	2	(1)	1
Asset retirement expenditures	(1)	—	(1)
Net loss on disposal of assets	1	(1)	—
Equity in earnings from unconsolidated affiliates	(3)	—	(3)
Distributions from unconsolidated affiliates	15	—	15
Changes in:
Current receivables	(29)	—	(29)
Inventories	1	—	1
Change in fair value of derivatives	(6)	—	(6)
Current accounts payable and accrued liabilities	4	(2)	2
Receivables from / liabilities to related parties	(8)	(14)	(22)
All other, net	17	—	17
Net cash provided by operating activities	239	101	340
Investing activities:
Additions to property, plant and equipment	(264)	(24)	(288)
Acquisitions, net of cash acquired	(1,218)	—	(1,218)
Investments - loans from related parties	—	(77)	(77)
Investments in unconsolidated affiliates	(14)	—	(14)
All other, net	(2)	—	(2)
Net cash used in investing activities	(1,498)	(101)	(1,599)
Financing activities:
Long-term debt - borrowings	1,490	—	1,490
- repayments	(1,441)	—	(1,441)
Related party debt - borrowings	301	—	301
- repayments	(293)	—	(293)
Debt issuance costs	(11)	—	(11)
Net proceeds from equity offerings	1	—	1
Issuance of units in MarkWest Merger	169	—	169
Contributions from MPC - MarkWest Merger	1,230	—	1,230
Distributions to unitholders and general partner	(158)	—	(158)
Distributions to noncontrolling interests	(1)	—	(1)
Distributions related to purchase of additional interest in Pipe Line Holdings	(12)	—	(12)
Net cash provided by (used in) financing activities	1,275	—	1,275
Net increase (decrease) in cash and cash equivalents	16	—	16
Cash and cash equivalents at beginning of period	27	—	27
Cash and cash equivalents at end of period	$43	$—	$43

	2014
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$178	$61	$239
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	50	25	75
Asset retirement expenditures	(2)	—	(2)
Changes in:
Current receivables	2	—	2
Inventories	1	—	1
Current accounts payable and accrued liabilities	1	—	1
Receivables from / liabilities to related parties	15	—	15
All other, net	2	1	3
Net cash provided by operating activities	247	87	334
Investing activities:
Additions to property, plant and equipment	(79)	(62)	(141)
All other, net	4	—	4
Net cash used in investing activities	(75)	(62)	(137)
Financing activities:
Long-term debt - borrowings	1,160	—	1,160
- repayments	(526)	—	(526)
Debt issuance costs	(3)	—	(3)
Net proceeds from equity offerings	230	—	230
Distributions to unitholders and general partner	(103)	—	(103)
Distributions to noncontrolling interests	(47)	—	(47)
Distributions related to purchase of additional interest in Pipe Line Holdings	(910)	—	(910)
Distributions to MPC	—	(25)	(25)
Net cash provided by (used in) financing activities	(199)	(25)	(224)
Net increase (decrease) in cash and cash equivalents	(27)	—	(27)
Cash and cash equivalents at beginning of period	54	—	54
Cash and cash equivalents at end of period	$27	$—	$27

	2013
(In millions)	MPLX LP (Previously Reported)	HSM	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$146	$65	$211
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49	21	70
Asset retirement expenditures	(8)	—	(8)
Changes in:
Current receivables	5	1	6
Inventories	1	—	1
Current accounts payable and accrued liabilities	(3)	—	(3)
Receivables from / liabilities to related parties	19	—	19
All other, net	3	(2)	1
Net cash provided by operating activities	212	85	297
Investing activities:
Additions to property, plant and equipment	(107)	(44)	(151)
All other, net	(7)	—	(7)
Net cash used in investing activities	(114)	(44)	(158)
Financing activities:
Long-term debt - repayments	(1)	—	(1)
Distributions to unitholders and general partner	(78)	—	(78)
Distributions to noncontrolling interests	(82)	—	(82)
Distributions related to purchase of additional interest in Pipe Line Holdings	(100)	—	(100)
Distributions to MPC	—	(41)	(41)
Net cash provided by (used in) financing activities	(261)	(41)	(302)
Net increase (decrease) in cash and cash equivalents	(163)	—	(163)
Cash and cash equivalents at beginning of period	217	—	217
Cash and cash equivalents at end of period	$54	$—	$54

Purchase of MarkWest Energy Partners, L.P.

On December 4, 2015, a wholly-owned subsidiary of the Partnership merged with MarkWest Energy Partners, L.P. Each common unit of MarkWest issued and outstanding immediately prior to the effective time of the MarkWest Merger was converted into a right to receive 1.09 common units of MPLX representing limited partner interests in MPLX, plus a one-time cash payment of $6.20 per unit. MPC contributed approximately $1.3 billion of cash to the Partnership to pay the aggregate cash consideration to MarkWest unitholders, without receiving any new equity in exchange. At closing, MPC made a payment of $1.2 billion to MarkWest common unitholders and the remaining $50 million will be paid in equal amounts in July 2016 and 2017 in connection with the conversion of the Class B units to common units. The Partnership’s financial results and operating statistics reflect the results of MarkWest from the date of the acquisition forward.
The components of the fair value of consideration transferred are as follows:

(In millions)
Fair value of units issued	$7,326
Cash	1,230
Payable to MarkWest Class B unitholders	50
Total fair value of consideration transferred	$8,606

The following table summarizes the preliminary purchase price allocation. Due to the proximity of the MarkWest Merger to December 31, 2015, the Partnership is still completing its analysis of the final purchase price allocation for property, plant and equipment, intangibles and deferred taxes. The estimated fair value of assets acquired and liabilities and noncontrolling interests assumed at the acquisition date are as follows:

(In millions)
Cash and cash equivalents	$12
Receivables	164
Inventories	33
Other current assets	44
Equity method investments	2,457
Property, plant and equipment	8,474
Intangibles	468
Other noncurrent assets	5
Total assets acquired	11,657
Accounts payable	322
Accrued liabilities	13
Accrued taxes	21
Other current liabilities	44
Long-term debt	4,567
Deferred income taxes	374
Deferred credits and other liabilities	151
Noncontrolling interest	13
Total liabilities and noncontrolling interest assumed	5,505
Net assets acquired excluding goodwill	6,152
Goodwill	2,454
Net assets acquired	$8,606

The purchase price allocation resulted in the recognition of $2.5 billion in goodwill by the Partnership’s G&P segment, substantially all of which is not deductible for tax purposes. Goodwill represents the complimentary aspects of the highly diverse asset base of MarkWest and MPLX that will provide significant additional opportunities across multiple segments of the hydrocarbon value chain.
The Partnership recognized $36 million of acquisition-related costs associated with the MarkWest Merger. These costs were expensed, with $30 million included in General and administrative expenses and $6 million included in Other financial costs.
The fair value of the common units issued was determined on the basis of the closing market price of the Partnership’s units as of the effective time of the transaction, and is considered a Level 1 measurement. The fair value of the Class B units issued was determined based on reference to the value of the common units, adjusted for a lack of distributions prior to their stated conversion dates, and is considered a Level 2 measurement. The fair values of the long-term debt and SMR liabilities were determined as of the acquisition date using the methods discussed in Note 14.
The fair value of the equity method investments was determined based on applying the discounted cash flow method, which is an income approach, to the Partnership’s equity method investments on an individual basis. Key assumptions include discount rates of 9.4 percent to 11.1 percent and terminal values based on the Gordon growth method to capitalize the cash flows, using a 2.5 percent long term growth rate. Intangibles represent customer contracts and related relationships. The fair value of the intangibles was determined based on applying the multi-period excess earnings method, which is an income approach. Key assumptions include attrition rates by reporting unit ranging from 5.0 percent to 10.0 percent and discount rates by reporting unit ranging from 11.0 percent to 13.0 percent. The fair value of property, plant and equipment was determined primarily based on the cost approach. Key assumptions include inputs to the valuation methodology such as recent purchases of similar items and published data for similar items. Components were adjusted for economic and functional obsolescence, location, normal useful lives, and capacity (if applicable). The fair value measurements for equity method investments, intangibles, and property, plant and equipment are based on significant inputs that are not observable in the market and, therefore, represent Level 3 measurements.

The amounts of revenue and income from operations associated with MarkWest in the Consolidated Statements of Income for 2015 are as follows:

(In millions)	2015
Revenues and other income	$126
Income from operations	32

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents consolidated results assuming the MarkWest Merger occurred on January 1, 2014. The pro forma financial information does not give effect to potential synergies that could result from the acquisition and is not necessarily indicative of the results of future operations.

(In millions, except per unit data)	2015	2014
Revenues and other income	$2,682	$2,972
Net income attributable to MPLX LP	245	330
Net income attributable to MPLX LP per unit - basic	0.46	1.09
Net income attributable to MPLX LP per unit - diluted	0.44	1.03

The unaudited pro forma information includes adjustments primarily to align accounting policies, to adjust depreciation expense to reflect the fair value of property, plant and equipment, increase amortization expense related to identifiable intangible assets, adjust interest expense related to the fair value of MarkWest’s long-term debt and remove approximately $90 million of transaction related costs, as well as the related income tax effects.

MarkWest has a 60 percent legal ownership interest in MarkWest Utica EMG. MarkWest Utica EMG’s inability to fund its planned activities without subordinated financial support qualify it as a VIE. The financing structure for MarkWest Utica EMG at its inception resulted in a de-facto agent relationship under which MarkWest was deemed to be the primary beneficiary of MarkWest Utica EMG. Therefore, MarkWest consolidated MarkWest Utica EMG in its historical financial statements. In the fourth quarter of 2015, based on economic conditions and other pertinent factors, the accounting for its investment in MarkWest Utica EMG was re-assessed. As of December 4, 2015, the entity has been deconsolidated. For purposes of this pro forma financial information, MarkWest Utica EMG has been consolidated for the period prior to the acquisition consistent with its treatment in the historical periods presented.

A summary of the amounts included in the historical financial statements of MarkWest for the year ended December 31, 2014 and the period from January 1, 2015 through December 3, 2015 related to MarkWest Utica EMG are as follows:

(in millions)	2015	2014
Revenue and other income	152	85
Cost of revenue excluding depreciation and amortization	27	48
Depreciation and amortization	61	50
Net income attributable to noncontrolling interest	64	31
Net income	(5)	(46)

EMG Utica, LLC (“EMG Utica”), a joint venture partner in MarkWest Utica EMG, received a special non-cash allocation of income of approximately $41 million and $37 million for the period from January 1, 2015 through December 3, 2015 and the year ended December 31, 2014, respectively. See Note 5 for a description of the transaction and its impact on the financial statements. Net income of MarkWest would not have changed had MarkWest Utica EMG been deconsolidated for the year ended December 31, 2014 and the period from January 1, 2015 through December 3, 2015.

Purchases of Pipe Line Holdings

Effective December 4, 2015, the Partnership purchased the remaining 0.5 percent interest in Pipe Line Holdings from subsidiaries of MPC for consideration of $12 million. This resulted in Pipe Line Holdings becoming a wholly-owned subsidiary of the Partnership. The Partnership recorded the 0.5 percent interest at its historical carrying value of $6 million and the excess cash paid and equity contributed over historical carrying value of $6 million as a decrease to general partner equity. Prior to this transaction, the 0.5 percent interest was held by MPC and was reflected as the noncontrolling interest retained by MPC in the consolidated financial statements.

Effective December 1, 2014, the Partnership purchased a 22.875 percent interest in Pipe Line Holdings from subsidiaries of MPC for consideration of $600 million, which was financed through borrowings under our bank revolving credit facility, as discussed in Note 16. In addition, the Partnership accepted a contribution of 7.625 percent of outstanding partnership interests of Pipe Line Holdings from subsidiaries of MPC in exchange for the issuance of equity valued at $200 million, as discussed in Note 8. The Partnership recorded the combined 30.5 percent interest at its historical carrying value of $335 million and the excess cash paid and equity contributed over historical carrying value of $465 million as a decrease to general partner equity. Prior to this transaction, the 30.5 percent interest was held by MPC and was reflected as part of the noncontrolling interest retained by MPC in the consolidated financial statements. Beginning December 1, 2014, the consolidated financial statements reflect the 99.5 percent general partner interest in Pipe Line Holdings owned by MPLX LP, while the 0.5 percent limited partner interest held by MPC is reflected as a noncontrolling interest.

On March 1, 2014, the Partnership acquired a 13 percent interest in Pipe Line Holdings from MPC for consideration of $310 million, which was funded with $40 million of cash on hand and $270 million of borrowings on the bank revolving credit facility. The Partnership recorded the 13 percent interest in Pipe Line Holdings at its historical carrying value of $138 million and the excess cash paid over historical carrying value of $172 million as a decrease to general partner equity.

In addition, on May 1, 2013, the Partnership acquired a five percent interest in Pipe Line Holdings from MPC for consideration of $100 million, which was funded with cash on hand. The Partnership recorded the five percent interest in Pipe Line Holdings at its historical carrying value of $54 million and the excess cash paid over historical carrying value of $46 million as a decrease to general partner equity.

These acquisitions were accounted for on a prospective basis and the terms of the acquisitions were approved by the conflicts committee of the board of directors of the general partner, which is comprised entirely of independent directors.

Changes in MPLX LP’s equity resulting from changes in its ownership interest in Pipe Line Holdings were as follows:

(In millions)	2015	2014	2013
Net income attributable to MPLX LP	$156	$121	$78
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings	(6)	(638)	(46)
Change from net income attributable to MPLX LP and transfer to noncontrolling interest	$150	$(517)	$32